Commitments - Capital expenditure (Details) £ in Thousands	Sep. 30, 2022 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 15,611
Plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	10,301
Computer software
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	68
Computer equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	31
Leasehold improvements
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 5,211